Long Term Obligations (Details) - MTDC Notes (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 MTDC Notes [Member]	Dec. 31, 2013 MTDC Notes [Member]
Long Term Obligations (Details) - MTDC Notes (Parentheticals) [Line Items]
Accumulated amortization	$ 3,392,963	$ 1,298,628	$ 100,467	$ 27,258